Accounts Receivable (Tables)	6 Months Ended
Mar. 31, 2024
Accounts Receivable [Abstract]
Schedule of Accounts Receivable	Accounts receivable as of March 31, 2024 and September 30, 2023 consisted of the following:
	March 31,	September 30,
	2024	2023
	(Unaudited)
Accounts receivable, gross	$4,889,970	$6,531,667
Less: allowance for credit losses	(82,032)	(46,722)
Accounts receivable, net	$4,807,938	$6,484,945

Schedule of an Aged Analysis of Accounts Receivables	Below is an aged analysis of accounts receivables as of March 31, 2024, respectively.
	As of March 31, 2024
	Accounts receivable,	Allowance for credit	Accounts receivable,
	Gross	losses	Net
	(Unaudited)	(Unaudited)	(Unaudited)
Within 90 days	$3,526,922	$-	$3,526,922
91-180 days	605,879	-	605,879
181-365 days	108,973	(5,448)	103,525
Greater than 1 year	648,196	(76,584)	571,612
Accounts receivable, net	$4,889,970	$(82,032)	$4,807,938

Schedule of Changes of Allowance for Doubtful Accounts	Changes of allowance for credit losses for the six months ended March 31, 2024 and September 30, 2023 are as follows:
	As of	As of
	March 31,	September 30,
	2024	2023
	(Unaudited)
Beginning balance	$46,722	$33,184
Additional reserve through bad debt expense	35,310	13,538
Bad debt write-off
Ending balance	$82,032	$46,722